Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Time Deposits [Line Items]
2016	$ 31,530
2017	12,101
2018	7,939
2019	2,025
2020	2,195
Thereafter	1,832
Time deposits maturities, after next twelve months	$ 57,622